Property and Equipment, Net	9 Months Ended
Sep. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle under finance leases	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation and impairment	4,784,728	4,784,728
Property and equipment, net	$—	$—

Depreciation expenses for property and equipment amounted to nil and $235,827 for the nine months ended September 30, 2025 and 2024, respectively.

During the nine months ended September 30, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable.

During the nine months ended September 30, 2025 and 2024, gain on disposal of fixed assets of $nil and $58,621, respectively, were recorded in other operating expenses.